Accrued Expenses and Other Current Liabilities (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities
6. Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following:

(in thousands)	March 31, 2026	December 31, 2025
Professional fees	$500	$347
Compensation and related benefits	1,297	2,740
Research and development	1,174	642
Divestiture fee due to Catalent	924	924
	$3,895	$4,653

7. Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following:

(in thousands)	December 31, 2025	December 31, 2024
Professional fees	$347	$406
Compensation and related benefits	2,740	4,405
Research and development	642	1,896
Divestiture fee due to Catalent	924	—
	$4,653	$6,707